11. MINERAL PROPERTY EXPLORATION COSTS (Tables)	12 Months Ended
Dec. 31, 2012
Mineral Property Exploration Costs Tables
MINERAL PROPERTY EXPLORATION COSTS

During the year ended December 31, 2012 and 2011 the following project costs were incurred:

	Year Ended December 31, 2012	Year Ended December 31, 2011

Strong Creek and Iron Mountain:
Technical Report	$94,141	$49,767
Claims	3,642	3,255
Drilling	14,795	202,098
Travel	23,986	2,652
Aeromagnetic Survey	20,000	-
Lease payments	8,000
TOTAL	164,564	257,772

Labrador Trough:
Reconnaissance	-	71,335

Total Exploration Costs	$164,564	$329,107